Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
8.	Commitments and Contingencies:

Legal proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. As part of the normal course of operations, the Company’s customers may disagree on amounts due to the Company under the provision of the contracts which are normally settled through negotiations with the customer. Disputed amounts are normally reflected in revenues at such time as the Company reaches agreement with the customer on the amounts due.

Other than the cases mentioned above, the Company is not a party to any material litigation where claims or counterclaims have been filed against the Company other than routine legal proceedings incidental to its business.

Guarantee on performance of loans of the 2020 Joint Venture:

On December 10, 2020, the Company entered into a corporate guarantee agreement with Alpha Bank of Greece (which was amended on February 2, 2022) in respect of the obligations of its 50% subsidiaries, California 19 Inc. and California 20 Inc., under the Loan Agreement dated March 12, 2020, which was further amended on September 27, 2024 (Note 16) to increase the drawdown amount to $30,000 per company, for a total loan facility as at the time of said amendment of $60,000 ($55,000 as of December 31, 2025) pursuant to which the Company guarantees up to 50% of the aggregate outstanding liability, for the financing of M/T Eco Yosemite Park and M/T Eco Joshua Park (the “Alpha Corporate Guarantee”). The Company assigns zero probability of default to the said loan agreements and hence has not established any provisions for losses relating to this matter.

Capital Expenditures under the Company’s Newbuilding program:

On February 18, 2026, the Company entered into an SPA for the purchase of the Newbuilding Tankers with Central Mare (Note 19) and as a result of this transaction the Company had remaining contractual commitments to the shipyard as of February 18, 2026 totalling $406,800, out of which an amount of $61,020 was payable in 2026 and is already settled as of the date of issuance of these financial statements, an amount of $22,600 is payable in 2027, an amount of $126,560 is payable in 2028 and an amount of $196,620 is payable in 2029. These contractual commitments to the shipyard are financed at 85% from the sale and leaseback financing agreements with two major Chinese leasing companies (Note 19).

The Company also had contractual commitments to Central Mare as seller of the Newbuilding Tankers totaling $41,093 out of which $6,000 was paid on the execution of the Tanker SPA, $1,500 was settled in March, 2026, $14,000 was settled through the issuance of 14,000 Series G Preferred Shares (see Note 9) on March 31, 2026, and the remaining amount of $19,593, is payable no later than April 15, 2026. As contemplated in the Tanker SPA under certain circumstances Central Mare can demand the payment of the outstanding installment in the form of newly-issued Series G Preferred Shares (Note 19).

Guarantee on performance of the SLBs of Rubico Inc. with Huarong:

Concurrently with the entry into the New Huarong Facility (Note 7), the Company provided a guarantee of the obligations of the vessel-owning subsidiaries of Rubico under similar SLBs entered into with Huarong in an aggregate amount of $84,000, consummated in November 2025. The outstanding amount as of December 31, 2025, is $83,625. Furthermore, the New Huarong Facility contains cross-default provisions which would be triggered by a default under these SLBs entered into by Rubico. The Company assigns zero probability of default to said SLBs and hence has not established any provisions for losses relating to this matter.

Environmental Liabilities:

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.